Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Lease revenues and fees	$ 3,606,325	$ 99,243	$ 4,269,792	$ 119
Lease merchandise sold	165,508	4,678	744,828
Total revenues	3,771,833	103,921	5,014,620	119
Costs and expenses:
Cost of lease revenues, consisting of depreciation and impairment of lease merchandise	2,182,540	48,126	2,731,548	124
Cost of lease merchandise sold	108,522	3,405	599,238
Provision for uncollectible accounts	822,781	9,376	1,380,902
Operating expenses	2,094,276	1,244,389	5,178,383	655,469
Total costs and expenses	5,208,119	1,305,296	9,890,071	655,593
Operating loss	(1,436,286)	(1,201,375)		(655,474)
Interest expense	77,921
Loss from continuing operations, before income tax benefits	(1,514,207)	(1,201,375)	(4,875,451)	(655,474)
Income tax benefit	45,784	96,765	458,047
Loss from continuing operations	(1,468,423)	(1,104,610)	(4,417,404)	(655,474)
Income from discontinued operations, net of income taxes of $45,784 and $96,765	74,700	157,881	687,071	(38,207)
Net loss	$ (1,393,723)	$ (946,729)	$ (3,730,333)	$ (693,681)
Basic and diluted (loss) income per common share:
Loss from continuing operations	$ (0.04)	$ (0.05)	$ (0.15)	$ (0.04)
Income from discontinued operations		$ 0.01	$ 0.02
Net loss	$ (0.04)	$ (0.04)	$ (0.13)	$ (0.04)
Weighted average common shares outstanding:
Basic and diluted	38,604,211	21,148,862	28,244,207	18,987,702